Cash and Cash Equivalents Cash and Cash Equivalents by Currency (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents	$ 2,676	$ 1,239	$ 1,284	$ 1,283
HK$
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents	1,497	1,134
US$
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents	1,066	18
MOP
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents	82	69
Japanese Yen
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents	13	6
Singapore dollar
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents	10	6
RMB
Cash and cash equivalents by currency [Line Items]
Cash and cash equivalents	$ 8	$ 6